REVOLVING CREDIT FACILITIES (Details) - Schedule of Line of Credit Facilities (Parentheticals) - Mar. 31, 2015 - USD ($)	Total
Business Loan #1 [Member]
Line of Credit Facility [Line Items]
Business loan	$ 500,000
Loan fee	0.50%
Net payments of principal	$ 125,159
Maturing	Apr. 19, 2015
Repayment rate	100% of the sum of charge volume
Renewable	renewable annually unless terminated
Secured by	secured by the assets of The Fresh Diet
Business Loan #2 [Member]
Line of Credit Facility [Line Items]
Business loan	$ 1,000,000
Loan fee	20.00%
Net payments of principal	$ 235,712
Repayment rate	repayment rate of 12% of the sum of charge volume until all amounts have been paid
Guaranteed	guaranteed by certain shareholders of the Company who were former shareholders of FD